Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2019
Credit substitutes by bank's internal credit quality indicators

The fair values of credit substitutes by the Bank’s internal credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2018		2019		2019
	(In millions)
Pass	Rs.	324,031.5	Rs.	272,886.8	US$	3,945.8
Impaired—gross balance		0.0		0.0		0.0
Less: amounts provided for other than temporary impairments		0.0		0.0		0.0

Impaired credit substitutes, net		0.0		0.0		0.0

Total credit substitutes, net	Rs.	324,031.5	Rs.	272,886.8	US$	3,945.8

Impaired credit substitutes

Impaired credit substitutes:

	As of March 31,
	2018		2019		2019
	(In millions)
Gross impaired credit substitutes	Rs	0.0	Rs	0.0	US$	0.0
Gross impaired credit substitutes by industry	Rs.	0.0	Rs.	0.0	US$	0.0
Average impaired credit substitutes	Rs.	0.0	Rs.	0.0	US$	0.0
Interest income recognized on impaired credit substitutes	Rs.	0.0	Rs.	0.0	US$	0.0